Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Summary of Taxation on Ordinary Activities

(a) Summary of taxation on ordinary activities

	2017 £m	2016 £m	2015 £m
	Revised

UK corporation tax	26	7	5

Overseas tax	1,617	1,395	1,324

Comprising:

– current year tax expense	1,615	1,382	1,317

– adjustments in respect of prior periods	2	13	7

Total current tax	1,643	1,402	1,329

Deferred tax	(9,772)	4	4

Comprising:

– deferred tax relating to origination and reversal of temporary differences	(152)	4	(11)

– deferred tax relating to changes in tax rates	(9,620)	–	15

	(8,129)	1,406	1,333

Summary of Factors Affecting Taxation Charge

The taxation charge differs from the standard 19% (2016: 20%; 2015: 20%) rate of corporation tax in the UK. The major causes of this difference are listed below:

	2017		2016		2015
		Revised

	£m	%	£m	%	£m	%

Profit before tax	29,527		6,245		5,855

Less: share of post-tax results of associates and joint ventures (see note 5)	(24,209)		(2,227)		(1,236)

	5,318		4,018		4,619

Tax at 19% (2016: 20%; 2015: 20%) on the above	1,010	19.0	804	20.0	924	20.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	389	7.3	93	2.3	231	5.0
Other national tax charges	119	2.2	74	1.9	77	1.7
Permanent differences	40	0.8	143	3.6	(147)	(3.2)
Oversea tax on distributions	25	0.5	41	1.0	28	0.6
Overseas withholding taxes	191	3.6	200	5.0	145	3.1
Double taxation relief on UK profits	(29)	(0.5)	(8)	(0.2)	(6)	(0.1)
(Utilised)/unutilised tax losses	(38)	(0.7)	32	0.8	32	0.7
Adjustments in respect of prior periods	2	–	13	0.3	7	0.2
Deferred tax relating to changes in tax rates	(9,620)	(180.9)	–	–	15	0.3
Deemed US repatriation tax	34	0.6	–	–	–	–
Release of deferred tax on unremitted earnings of associates	(180)	(3.4)	–	–	–	–
Additional net deferred tax (credits)/charges	(72)	(1.4)	14	0.3	27	0.6

	(8,129)	(152.9)	1,406	35.0	1,333	28.9

Summary of Tax on Items Recognised Directly in Other Comprehensive Income

(f) Tax on items recognised directly in other comprehensive income

	2017 £m	2016 £m	2015 £m

Current tax	(4)	(53)	7

Deferred tax	(133)	70	(9)

(Charged)/credited to other comprehensive income	(137)	17	(2)